INTEREST- BEARING BANK BORROWINGS (SECURED) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of INTEREST- BEARING BANK BORROWINGS SECURED [Line Items]
Short-term bank borrowings - repayable within one year - shown under current liabilities	¥ 0	¥ 0
Long-term bank borrowings - repayable more than one year but not more than 5 years - shown under non-current liabilities	0	0
Borrowings	¥ 36,017	¥ 35,626